Shareholder Fees - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO	Apr. 29, 2024 USD ($)
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none